Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020

Shares						Fair Value

	CLOSED END FUND - 0.1%
	DEBT FUND - 0.1%
15,779	BlackRock Floating Rate Income Strategies Fund, Inc.					$ 180,354
	TOTAL CLOSED END FUND (Cost $226,112)					180,354

	EXCHANGE TRADED FUND - 0.2%
	DEBT FUND - 0.2%
16,900	Invesco Senior Loan ETF					365,716
	TOTAL EXCHANGE TRADED FUND (Cost $420,719)					365,716

	MUTUAL FUNDS - 4.9%
	DEBT FUNDS - 4.9%
222,150	Fidelity Floating Rate High Income Fund - Institutional Class					1,972,692
714,042	Vanguard Short-Term Investment Grade Fund - Institutional Class					7,854,464
	TOTAL MUTUAL FUNDS (Cost $9,773,442)					9,827,156

Par Value		Coupon Rate (%)	Maturity	Spread	Rate
	BONDS & NOTES - 74.7%
	AGENCY COLLATERAL CMO - 14.2%
$ 872,989	Fannie Mae Interest Strip *	3.0000	11/25/2043			104,163
585,484	Fannie Mae Interest Strip *	3.5000	11/25/2041			52,043
2,336,917	Fannie Mae Interest Strip *	3.5000	12/25/2042			321,756
372,286	Fannie Mae Interest Strip *#	4.0000	7/25/2042			53,777
387,927	Fannie Mae Interest Strip *#	4.0000	11/25/2041			55,278
759,581	Fannie Mae Interest Strip *	4.5000	7/25/2037			108,334
277,048	Fannie Mae Interest Strip *#	4.5000	11/25/2039			39,447
1,016,323	Fannie Mae Interest Strip *#	4.5000	10/25/2040			186,545
794,547	Fannie Mae Interest Strip *#	4.5000	11/25/2040			126,047
706,952	Fannie Mae Interest Strip *#	4.5000	7/25/2042			146,932
389,285	Fannie Mae Interest Strip *#	4.5000	7/25/2042			69,761
2,864,738	Fannie Mae Interest Strip *	5.0000	12/25/2040			467,277
550,204	Fannie Mae Interest Strip *#	5.5000	5/25/2039			106,692
1,577,300	Fannie Mae Interest Strip *	6.0000	5/25/2039			319,838
589,974	Fannie Mae Interest Strip *#	6.0000	5/25/2039			123,756
16,695,991	Fannie Mae REMICS *~	0.0300	6/25/2045	Monthly US LIBOR	+6.20%	23,922
244,013	Fannie Mae REMICS *	3.0000	8/25/2030			6,287
2,060,653	Fannie Mae REMICS *	3.5000	5/25/2044			88,565
3,582,306	Fannie Mae REMICS *	3.5000	12/25/2044			173,083
3,098,801	Fannie Mae REMICS *	3.5000	11/25/2045			132,713
1,836,256	Fannie Mae REMICS *	3.5000	2/25/2046			80,391
551,312	Fannie Mae REMICS *	3.5000	10/25/2047			44,121
2,971,980	Fannie Mae REMICS *	3.5000	12/25/2047			182,271
3,540,663	Fannie Mae REMICS *	3.5000	8/25/2049			169,948
3,244,651	Fannie Mae REMICS *	4.0000	4/25/2041			159,563
1,460,413	Fannie Mae REMICS *	4.0000	10/25/2041			87,794
1,815,984	Fannie Mae REMICS *	4.0000	5/25/2044			31,087
1,683,238	Fannie Mae REMICS *	4.0000	5/25/2047			60,470
1,507,721	Fannie Mae REMICS *	4.0000	10/25/2047			78,729
4,103,497	Fannie Mae REMICS *	4.0000	3/25/2048			429,117
2,300,143	Fannie Mae REMICS *	4.0000	5/25/2048			186,259
1,288,370	Fannie Mae REMICS *	4.5000	2/25/2043			144,406
780,907	Fannie Mae REMICS *	4.5000	9/25/2043			67,153
1,098,983	Fannie Mae REMICS *	4.5000	12/25/2047			131,937
1,986,912	Fannie Mae REMICS *	4.5000	10/25/2048			182,940
345,633	Fannie Mae REMICS *~	4.5979	4/25/2045	Monthly US LIBOR	+6.15%	68,096
514,484	Fannie Mae REMICS *	5.0000	11/25/2038			54,509
1,031,146	Fannie Mae REMICS *#	5.0000	1/25/2040			202,878
6,136,733	Fannie Mae REMICS *~	5.8284	11/25/2041	Monthly US LIBOR	+6.00%	845,174
3,174,483	Fannie Mae REMICS *~	5.8284	10/25/2043	Monthly US LIBOR	+6.00%	669,860
400,141	Fannie Mae REMICS *~	5.9784	2/25/2043	Monthly US LIBOR	+6.15%	82,668
1,147,004	Fannie Mae REMICS *	6.0000	12/25/2039			205,439
4,966,953	Fannie Mae REMICS *	6.0000	6/25/2045			1,300,756
279,561	Fannie Mae REMICS *~	6.0000	8/25/2042	Monthly US LIBOR	+6.00%	56,205
369,077	Fannie Mae REMICS *~	6.2784	9/25/2037	Monthly US LIBOR	+6.45%	78,601
325,056	Fannie Mae REMICS *	6.2784	12/25/2037	Monthly US LIBOR	+6.45%	76,661
1,401,646	Fannie Mae REMICS *	6.3484	9/25/2037	Monthly US LIBOR	+6.52%	309,593
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 74.7% (Continued)
	AGENCY COLLATERAL CMO - 14.2% (Continued)
$ 731,317	Fannie Mae REMICS *~	6.3784	6/25/2038	Monthly US LIBOR	+6.55%	$ 25,689
2,431,213	Fannie Mae REMICS *~	6.4284	10/25/2040	Monthly US LIBOR	+6.60%	417,213
975,476	Fannie Mae REMICS *~	6.4584	11/25/2036	Monthly US LIBOR	+6.63%	240,560
578,980	Fannie Mae REMICS *~	6.4784	12/25/2036	Monthly US LIBOR	+6.65%	124,694
524,220	Fannie Mae REMICS *~	6.5884	5/25/2037	Monthly US LIBOR	+6.76%	116,178
8,674,645	Freddie Mac REMICS *~	0.1000	9/15/2040	Monthly US LIBOR	+6.10%	27,369
24,793,460	Freddie Mac REMICS *#	0.2095	8/15/2044			220,939
1,185,495	Freddie Mac REMICS *	3.0000	6/15/2041			45,467
324,023	Freddie Mac REMICS *	3.5000	4/15/2033			16,674
785,727	Freddie Mac REMICS *	3.5000	4/15/2038			17,082
1,832,023	Freddie Mac REMICS *	3.5000	3/15/2043			56,511
535,182	Freddie Mac REMICS *	3.5000	6/15/2043			15,059
1,061,397	Freddie Mac REMICS *	3.5000	7/15/2043			66,674
3,035,805	Freddie Mac REMICS *	3.5000	10/15/2043			85,318
488,116	Freddie Mac REMICS *	3.5000	2/15/2044			15,460
1,042,872	Freddie Mac REMICS *	3.5000	4/15/2044			19,776
579,288	Freddie Mac REMICS *	3.5000	4/15/2046			47,641
1,107,341	Freddie Mac REMICS *	4.0000	11/15/2039			81,447
446,979	Freddie Mac REMICS *	4.0000	12/15/2041			14,652
1,474,270	Freddie Mac REMICS *	4.0000	4/15/2043			190,739
3,161,180	Freddie Mac REMICS *	4.0000	8/15/2043			88,872
724,492	Freddie Mac REMICS *	4.0000	1/15/2044			19,368
357,481	Freddie Mac REMICS *	4.0000	9/15/2044			3,467
809,691	Freddie Mac REMICS *	4.0000	3/15/2045			100,062
1,920,325	Freddie Mac REMICS *	4.0000	12/15/2046			239,511
925,494	Freddie Mac REMICS *	4.0000	5/15/2048			79,269
2,674,329	Freddie Mac REMICS *	4.5000	12/15/2044			99,416
473,394	Freddie Mac REMICS *	4.5000	7/15/2046			13,864
2,554,366	Freddie Mac REMICS *	4.5000	9/15/2048			506,199
770,308	Freddie Mac REMICS *~	5.4253	5/15/2045	Monthly US LIBOR	+5.60%	140,549
720,144	Freddie Mac REMICS *~	5.7252	1/15/2054	Monthly US LIBOR	+5.90%	149,248
2,018,519	Freddie Mac REMICS *~	5.8253	5/15/2046	Monthly US LIBOR	+6.00%	356,311
373,713	Freddie Mac REMICS *~	5.8753	7/15/2042	Monthly US LIBOR	+6.05%	87,004
782,614	Freddie Mac REMICS *~	5.9253	12/15/2044	Monthly US LIBOR	+6.10%	148,918
461,571	Freddie Mac REMICS *	6.0000	10/15/2037			72,760
532,712	Freddie Mac REMICS *~	6.3753	8/15/2042	Monthly US LIBOR	+6.55%	117,376
3,495,669	Freddie Mac REMICS *~	6.4753	5/15/2040	Monthly US LIBOR	+6.65%	319,376
627,868	Freddie Mac REMICS *~	7.5252	7/15/2034	Monthly US LIBOR	+7.70%	70,917
82,365	Freddie Mac REMICS *~	14.3858	12/15/2040	Monthly US LIBOR	+14.91%	164,743
44,641	Freddie Mac REMICS *~	20.4757	2/15/2032	Monthly US LIBOR	+20.93%	70,044
486,364	Freddie Mac Strips *#	4.5000	12/15/2039			70,265
457,789	Freddie Mac Strips *#	4.5000	12/15/2040			72,638
718,515	Freddie Mac Strips *#	4.5000	1/15/2043			132,581
1,145,735	Freddie Mac Strips *	5.0000	6/15/2038			230,007
142,676	Freddie Mac Strips *	6.5000	4/1/2029			25,118
15,289,600	Government National Mortgage Association *~	0.1500	9/16/2034	Monthly US LIBOR	+6.70%	75,538
21,560,078	Government National Mortgage Association *#	0.2546	10/20/2043			170,984
2,867,174	Government National Mortgage Association *~	0.5000	6/20/2040			33,058
1,540,851	Government National Mortgage Association *#	1.0000	7/20/2043			29,636
5,109,067	Government National Mortgage Association *~	1.0000	10/20/2045	Monthly US LIBOR	+31.25%	221,684
2,098,026	Government National Mortgage Association *	3.0000	6/20/2041			93,627
117,043	Government National Mortgage Association *	3.0000	7/20/2041			1,253
3,329,762	Government National Mortgage Association *	3.0000	8/20/2041			147,467
261,028	Government National Mortgage Association *	3.0000	2/20/2042			6,917
500,987	Government National Mortgage Association *	3.0000	7/20/2043			21,552
1,184,035	Government National Mortgage Association *	3.0000	12/20/2044			20,612
693,552	Government National Mortgage Association *	3.0000	4/20/2046			22,045
986,454	Government National Mortgage Association *	3.5000	9/20/2023			14,412
1,046,271	Government National Mortgage Association *	3.5000	10/20/2039			62,450
154,998	Government National Mortgage Association *	3.5000	1/20/2043			21,870
563,454	Government National Mortgage Association *	3.5000	5/20/2043			80,053
754,616	Government National Mortgage Association *	3.5000	3/20/2044			11,226
332,123	Government National Mortgage Association *	3.5000	4/20/2044			5,955
1,039,390	Government National Mortgage Association *	3.5000	8/20/2044			7,267
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 74.7% (Continued)
	AGENCY COLLATERAL CMO - 14.2% (Continued)
$ 657,193	Government National Mortgage Association *	3.5000	4/20/2046			$ 88,403
2,119,999	Government National Mortgage Association *	3.5000	9/20/2046			144,322
1,533,515	Government National Mortgage Association *	3.5000	3/20/2047			76,148
219,988	Government National Mortgage Association *	3.5000	7/20/2047			8,687
2,419,130	Government National Mortgage Association *	3.5000	1/20/2048			113,520
150,135	Government National Mortgage Association *	4.0000	12/16/2026			12,056
454,587	Government National Mortgage Association *	4.0000	12/20/2040			12,481
767,326	Government National Mortgage Association *	4.0000	3/16/2041			84,727
2,813,269	Government National Mortgage Association *	4.0000	11/20/2044			291,138
862,433	Government National Mortgage Association *	4.0000	7/20/2045			81,006
472,297	Government National Mortgage Association *	4.0000	6/20/2046			56,905
2,976,748	Government National Mortgage Association *	4.0000	11/20/2047			157,218
2,155,596	Government National Mortgage Association *	4.5000	8/20/2045			295,145
1,017,103	Government National Mortgage Association *	4.5000	10/16/2045			118,713
2,429,483	Government National Mortgage Association *	4.5000	3/20/2046			166,225
351,423	Government National Mortgage Association *	4.5000	4/20/2046			31,639
329,086	Government National Mortgage Association *	5.0000	3/20/2039			9,099
2,016,553	Government National Mortgage Association *	5.0000	4/20/2040			310,934
441,885	Government National Mortgage Association *	5.0000	10/16/2040			58,198
636,833	Government National Mortgage Association *	5.0000	7/20/2042			64,368
560,345	Government National Mortgage Association *	5.0000	1/20/2043			64,664
861,330	Government National Mortgage Association *	5.0000	11/20/2046			79,840
358,235	Government National Mortgage Association *	5.0000	12/20/2047			67,474
244,725	Government National Mortgage Association *~	5.4133	9/20/2044	Monthly US LIBOR	+5.60%	43,757
739,510	Government National Mortgage Association *~	5.4234	6/16/2044	Monthly US LIBOR	+5.60%	151,832
1,602,699	Government National Mortgage Association *	5.5000	2/20/2039			360,898
703,775	Government National Mortgage Association *	5.5000	9/20/2048			97,587
940,000	Government National Mortgage Association *	5.5000	10/20/2048			164,979
810,088	Government National Mortgage Association *~	5.8133	8/20/2042	Monthly US LIBOR	+6.00%	171,433
1,527,807	Government National Mortgage Association *~	5.8633	2/20/2049	Monthly US LIBOR	+6.05%	169,691
4,214,451	Government National Mortgage Association *~	5.8734	12/16/2040	Monthly US LIBOR	+6.05%	923,977
1,776,986	Government National Mortgage Association *~	5.9132	3/20/2039	Monthly US LIBOR	+6.10%	179,391
871,435	Government National Mortgage Association *~	5.9132	10/20/2043	Monthly US LIBOR	+6.10%	119,961
360,103	Government National Mortgage Association *~	5.9132	11/20/2043	Monthly US LIBOR	+6.10%	69,668
1,605,577	Government National Mortgage Association *~	5.9234	8/16/2043	Monthly US LIBOR	+6.10%	290,791
992,705	Government National Mortgage Association *~	5.9632	7/20/2043	Monthly US LIBOR	+6.15%	164,391
181,444	Government National Mortgage Association *~	5.9632	7/20/2043	Monthly US LIBOR	+6.15%	35,597
2,765,165	Government National Mortgage Association *~	5.9734	7/16/2038	Monthly US LIBOR	+6.15%	605,025
552,417	Government National Mortgage Association *	6.0000	4/20/2041			95,447
545,173	Government National Mortgage Association *~	6.0132	12/20/2042	Monthly US LIBOR	+6.20%	107,186
2,356,511	Government National Mortgage Association *~	6.0132	12/20/2047	Monthly US LIBOR	+6.20%	406,870
1,779,539	Government National Mortgage Association *~	6.1233	2/20/2036	Monthly US LIBOR	+6.31%	330,285
2,600,016	Government National Mortgage Association *~	6.2234	1/16/2040	Monthly US LIBOR	+6.40%	343,000
2,048,168	Government National Mortgage Association *~	6.3234	8/16/2039	Monthly US LIBOR	+6.50%	143,955
5,074,857	Government National Mortgage Association *~	6.3632	10/20/2039	Monthly US LIBOR	+6.55%	1,198,391
4,687,474	Government National Mortgage Association *~	6.4132	12/20/2039	Monthly US LIBOR	+6.60%	334,665
9,591,446	Government National Mortgage Association *~	6.5032	10/20/2037	Monthly US LIBOR	+6.69%	2,140,637
306,944	Government National Mortgage Association *~	6.5234	6/16/2042	Monthly US LIBOR	+6.70%	62,960
795,199	Government National Mortgage Association *~	6.5633	9/20/2040	Monthly US LIBOR	+6.75%	49,457
3,837,193	Government National Mortgage Association *~	6.5633	3/20/2043	Monthly US LIBOR	+6.75%	555,743
705,329	Government National Mortgage Association *~	6.5633	12/20/2045	Monthly US LIBOR	+6.75%	161,697
614,658	Government National Mortgage Association *~	6.5734	3/16/2042	Monthly US LIBOR	+6.75%	113,229
1,592,565	Government National Mortgage Association *~	6.6234	5/16/2037	Monthly US LIBOR	+6.80%	381,292
5,766,730	Government National Mortgage Association *~	6.6633	7/20/2034	Monthly US LIBOR	+6.85%	1,297,705
						28,627,880
	AIRLINES - 2.0%
41	Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.0480	11/1/2020			41
1,486,883	Continental Airlines 2007-1 Class A Pass Through Trust	5.9830	4/19/2022			1,425,451
1,260,627	Continental Airlines 2010-1 Class A Pass Through Trust	4.7500	1/12/2021			1,226,845
1,420,322	UAL 2007-1 Pass Through Trust	6.6360	7/2/2022			1,279,068
136,256	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022			118,729
						4,050,134
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 74.7% (Continued)
	AUTO MANUFACTURERS - 4.5%
$ 3,021,000	Ford Motor Credit Co. LLC	3.2000	1/15/2021			$ 3,031,573
2,831,000	Ford Motor Credit Co. LLC	3.3360	3/18/2021			2,841,616
1,750,000	Ford Motor Credit Co. LLC	3.4700	4/5/2021			1,758,750
1,450,000	Ford Motor Credit Co. LLC	5.7500	2/1/2021			1,473,562
						9,105,501
	BANKS - 14.0%
268,000	Bank of America Corp. #	2.1056	11/18/2020	Quarterly US LIBOR	+1.72%	268,922
2,167,000	Bank of New York Mellon Corp. ~	4.9500	12/29/2049	Quarterly US LIBOR	+3.42%	2,130,284
500,000	Barclays Bank PLC #	3.0000	2/22/2021	Quarterly US LIBOR	+1.25%	506,373
650,000	Barclays Bank PLC	5.1400	10/14/2020			655,142
8,845,000	BNP Paribas SA #^	7.6250	3/30/2021	USSW5	+6.31%	9,051,752
1,665,000	CIT Group, Inc.	4.1250	3/9/2021			1,675,032
7,809,000	CIT Group, Inc. #	5.8000	6/15/2022	Quarterly US LIBOR	+3.97%	6,049,320
450,000	Citigroup, Inc. #	1.8976	8/11/2020	Quarterly US LIBOR	+1.45%	450,081
250,000	Citigroup, Inc. ~	3.0000	12/15/2020	Quarterly US LIBOR	+1.25%	251,862
2,308,000	Citigroup, Inc. #	5.9500	1/30/2023	Quarterly US LIBOR	+4.07%	2,399,995
2,000,000	Goldman Sachs Group, Inc. #	5.3750	7/20/2020	Quarterly US LIBOR	+3.92%	1,964,705
652,000	HSBC Bank USA NA	4.8750	8/24/2020			653,670
1,420,000	JPMorgan Chase & Co. #	5.3000	12/29/2049	Quarterly US LIBOR	+3.80%	1,402,229
400,000	Manufacturers & Traders Trust Co. #	0.9900	12/1/2021	Quarterly US LIBOR	+0.64%	400,051
500,000	National Westminster Bank PLC ~	0.6212	11/29/2049	Quarterly US LIBOR	+0.25%	440,325
						28,299,743
	BEVERAGES - 0.2%
400,000	Coca-Cola European Partners PLC	3.2500	8/19/2021			407,550

	CHEMICALS - 0.1%
179,000	DuPont de Nemours, Inc.	3.7660	11/15/2020			180,690

	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
215,611	Alternative Loan Trust 2004-35T2	6.0000	2/25/2035			34,018
8,948	Banc of America Funding 2004-D Trust #	3.5396	6/25/2034			8,930
7,727	Banc of America Mortgage 2004-A Trust #	3.8493	2/25/2034			7,604
12,018,435	BCAP LLC Trust 2007-AA2 #	0.4333	4/25/2037			158,421
21,871	Bear Stearns ARM Trust 2003-4 #	3.1752	7/25/2033			21,931
18,688	Bear Stearns Asset Backed Securities Trust 2003-AC5 <	5.5000	10/25/2033			19,453
11,807	Chase Mortgage Finance Trust Series 2007-A1 #	3.3144	2/25/2037			11,598
49,674	CHL Mortgage Pass-Through Trust 2004-7 #	3.3823	5/25/2034			49,107
14,449	Citigroup Global Markets Mortgage Securities VII, Inc. ^	6.0000	9/25/2033			14,504
18,854	Citigroup Mortgage Loan Trust 2006-4	0.0000	12/25/2035			21,606
12,091	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4 ~	0.6216	6/25/2034	Monthly US LIBOR	+0.45%	11,266
32,679	GSR Mortgage Loan Trust 2004-14 #	4.1963	12/25/2034			33,303
306,342	GSR Mortgage Loan Trust 2004-2F ~	7.4784	1/25/2034	Monthly US LIBOR	+7.65%	35,332
19,701	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034			20,176
70,714	Impac CMB Trust Series 2004-4 ~	1.0716	9/25/2034	Monthly US LIBOR	+0.90%	66,148
10,842	Impac CMB Trust Series 2004-5 ~	1.0916	10/25/2034	Monthly US LIBOR	+0.92%	11,056
64,571	Impac CMB Trust Series 2004-6 ~	0.9966	10/25/2034	Monthly US LIBOR	+0.83%	65,833
55,989	JP Morgan Mortgage Trust 2005-A1#	3.9308	2/25/2035			52,962
18,156	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033			19,479
720,918	MASTR Alternative Loan Trust 2007-HF1	7.0000	10/25/2047			170,997
13,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035			13,782
35,442	Morgan Stanley Mortgage Loan Trust 2004-10AR #	3.9446	11/25/2034			33,726
11,338	Morgan Stanley Mortgage Loan Trust 2004-7AR #	3.2687	9/25/2034			11,081
40,212	RAMP Series 2004-SL3 Trust	7.5000	12/25/2031			39,259
18,937	Structured Asset Securities Corp. #	4.0282	9/25/2026			18,970
88,134	Wilshire Funding Corp. #	7.2500	8/25/2027			88,323
						1,038,865
	COMPUTERS - 5.4%
3,230,000	Dell, Inc.	4.6250	4/1/2021			3,282,891
7,545,000	Leidos Holdings, Inc.	4.4500	12/1/2020			7,576,123
						10,859,014
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 74.7% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
$ 1,780,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.5000	5/15/2021			$ 1,815,792
2,239,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.6250	10/30/2020			2,248,818
629,000	Ally Financial, Inc.	4.2500	4/15/2021			639,664
500,000	ILFC E-Capital Trust I #^	3.0200	7/20/2020	Quarterly US LIBOR	+1.55%	250,377
						4,954,651
	ELECTRIC - 1.6%
1,438,000	EDP Finance BV ^	5.2500	1/14/2021			1,465,960
1,835,000	Sempra Energy ~	0.7750	1/15/2021	Quarterly US LIBOR	+0.50%	1,835,513
						3,301,473
	FOOD - 0.2%
425,000	Conagra Brands, Inc. ~	0.7684	10/9/2020	Quarterly US LIBOR	+0.50%	425,075

	FOREST PRODUCTS & PAPER - 0.4%
775,000	Carter Holt Harvey Ltd. +	9.5000	12/1/2024			843,223

	HOME EQUITY ASSET BACKED SECURITIES - 1.6%
66,646	Aames Mortgage Trust 2001 1 Mortgage Pass Thr Certs Se 01 1 <	8.0880	6/25/2031			72,640
36,719	AFC Trust Series 2000-1 ~	0.9016	3/25/2030	Monthly US LIBOR	+0.73%	36,133
3,225	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-11 <	4.7496	12/25/2033			3,337
14,713	Amresco Residential Securities Corp. Mortgage Loan Trust 1998-1 #	7.0000	1/25/2028			15,253
152,661	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6 ~	2.6466	11/25/2033	Monthly US LIBOR	+2.48%	152,447
135,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1 ~	4.1716	10/25/2034	Monthly US LIBOR	+4.00%	130,416
408,579	Bear Stearns Asset Backed Securities I Trust 2004-FR3 ~	2.2716	9/25/2034	Monthly US LIBOR	+2.10%	355,000
244,442	Bear Stearns Asset Backed Securities I Trust 2004-HE7 ~	2.8716	8/25/2034	Monthly US LIBOR	+2.70%	227,907
20,728	Bear Stearns Asset Backed Securities Trust 2003-ABF1 ~	0.9116	1/25/2034	Monthly US LIBOR	+0.74%	18,842
155,469	CDC Mortgage Capital Trust 2004-HE1 ~	1.9716	6/25/2034	Monthly US LIBOR	+1.80%	156,405
224,064	CDC Mortgage Capital Trust 2004-HE3 ~	1.9716	11/25/2034	Monthly US LIBOR	+1.80%	196,935
59,206	Credit Suisse First Boston Mortgage Securities Corp. <	6.9900	2/25/2031			60,528
40,000	GSAA Trust <	5.2950	11/25/2034			41,070
64,512	Home Equity Asset Trust ~	2.3216	3/25/2034	Monthly US LIBOR	+2.15%	63,125
455,054	Home Equity Asset Trust 2004-4 ~	2.1216	10/25/2034	Monthly US LIBOR	+1.95%	446,181
20,422	Meritage Mortgage Loan Trust 2003-1 ~	2.4966	11/25/2033	Monthly US LIBOR	+2.33%	20,891
28,884	Meritage Mortgage Loan Trust 2003-1 ~	2.8716	11/25/2033	Monthly US LIBOR	+2.70%	28,159
34,975	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 ~	2.3466	7/25/2034	Monthly US LIBOR	+2.18%	32,460
59,206	New Century Home Equity Loan Trust ~^	1.2966	10/25/2033	Monthly US LIBOR	+1.13%	58,636
101,218	New Century Home Equity Loan Trust Series 2003-B ~	2.6466	11/25/2033	Monthly US LIBOR	+2.48%	101,736
33,840	NovaStar Mortgage Funding Trust Series 2003-4 ~	1.2366	2/25/2034	Monthly US LIBOR	+1.07%	33,735
1,843	NovaStar Mortgage Funding Trust Series 2004-1 ~	1.7466	6/25/2034	Monthly US LIBOR	+1.58%	1,764
172,480	NovaStar Mortgage Funding Trust Series 2004-2 ~	2.4216	9/25/2034	Monthly US LIBOR	+2.25%	163,192
17,791	Option One Mortgage Accept Corp. Asset Back Certs Ser 2003 5 ~	0.8116	8/25/2033	Monthly US LIBOR	+0.64%	17,039
76,674	RASC Series 2003-KS4 Trust <	5.1100	6/25/2033			78,882
150,093	Saxon Asset Securities Trust 2002-1 ~	1.9716	11/25/2031	Monthly US LIBOR	+1.80%	138,927
30,175	Saxon Asset Securities Trust 2003-3 ~	2.5716	12/25/2033	Monthly US LIBOR	+2.40%	29,388
68,919	Securitized Asset Backed Receivables LLC Trust 2004-OP1 ~	1.8216	2/25/2034	Monthly US LIBOR	+1.65%	69,081
260,479	Securitized Asset Backed Receivables LLC Trust 2004-OP1 ~	2.1966	2/25/2034	Monthly US LIBOR	+2.03%	247,342
70,586	Security National Mortgage Loan Trust 2007-1 ~^	0.5216	4/25/2037	Monthly US LIBOR	+0.35%	70,182
114,759	Terwin Mortgage Trust Series TMTS 2003-2HE ~	2.3216	7/25/2034	Monthly US LIBOR	+2.15%	105,336
						3,172,969
	INSURANCE - 0.7%
1,394,000	Metlife, Inc. #	5.2500	7/24/2020	Quarterly US LIBOR	+3.58%	1,349,566

	INTERNET - 1.7%
3,425,000	Expedia Group, Inc.	5.9500	8/15/2020			3,427,756

	MANUFACTURED HOUSING ASSET BACKED SECURITY - 0.0%**
17,259	Conseco Finance Corp. #	7.2200	3/15/2028			17,948

	MEDIA - 0.1%
120,000	ViacomCBS, Inc. #	5.8750	2/28/2057	Quarterly US LIBOR	+3.90%	125,539

	MISCELLANEOUS - 1.0%
452,000	General Electric Co.	4.3750	9/16/2020			454,124
2,000,000	General Electric Co. #	5.0000	1/21/2021	Quarterly US LIBOR	+3.33%	1,588,181
						2,042,305
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 74.7% (Continued)
	OIL & GAS - 2.2%
$ 630,000	BG Energy Capital PLC ^	4.0000	12/9/2020			$ 636,859
3,761,000	Petrobras Global Finance BV	5.3750	1/27/2021			3,806,978
						4,443,837
	OTHER ASSET BACKED SECURITIES - 15.5%
850,000	ACIS CLO 2017-7 Ltd. Series 2017-7A, Class B ^~	2.4366	5/1/2027	Quarterly US LIBOR	+1.75%	834,144
1,000,000	AMMC CLO XI Ltd. Series 2012-11A, Class CR2 ^~	2.6601	4/30/2031	Quarterly US LIBOR	+1.90%	942,293
2,078,948	Arch Street CLO Ltd. Series 2016-2A, Class ER ^~	6.5717	10/20/2028	Quarterly US LIBOR	+6.30%	1,269,815
12,799	Bear Stearns Asset Backed Securities Trust 2003-SD3 ~	3.0216	10/25/2033	Monthly US LIBOR	+2.85%	12,796
11,077	Bravo Mortgage Asset Trust ^~	0.4116	7/25/2036	Monthly US LIBOR	+0.24%	11,036
1,600,000	Brigade Debt Funding I Ltd. Series 2018-1A, Class D ^	6.3500	4/25/2036			1,601,408
84,714	Carrington Mortgage Loan Trust Series 2004-NC2 ~	1.9716	8/25/2034	Monthly US LIBOR	+1.80%	89,475
2,045,218	Catamaran CLO 2013-1 Ltd. Series 2013-1A, Class FR ^~	7.3945	1/27/2028	Quarterly US LIBOR	+7.15%	1,116,235
2,000,000	Cathedral Lake CLO 2013 Ltd. Series 2013-1A, Class BR ^~	2.5750	10/15/2029	Quarterly US LIBOR	+2.30%	1,917,328
199,984	Countrywide Asset-Backed Certificates ~	0.6716	8/25/2034	Monthly US LIBOR	+0.50%	184,937
79,359	Countrywide Asset-Backed Certificates ^~	3.5466	3/25/2032	Monthly US LIBOR	+3.38%	82,255
185,901	Credit-Based Asset Servicing & Securitization LLC ~	1.8966	7/25/2035	Monthly US LIBOR	+1.73%	180,788
158,583	Credit-Based Asset Servicing & Securitization LLC ~	2.9466	3/25/2034	Monthly US LIBOR	+2.78%	163,039
500,500	Crown Point CLO IV Ltd. Series 2018-4A, Class B ^~	1.7718	4/20/2031	Quarterly US LIBOR	+1.50%	478,317
64,460	CWABS Inc Asset-Backed Certificates Trust 2004-6 ~	1.0716	11/25/2034	Monthly US LIBOR	+0.90%	61,947
44,653	CWABS Inc Asset-Backed Certificates Trust 2004-6 ~	1.3716	11/25/2034	Monthly US LIBOR	+1.20%	43,631
1,000,000	Denali Capital CLO XI Ltd. Series 2015-1A, Class DR ^~	5.8817	10/20/2028	Quarterly US LIBOR	+5.61%	724,591
1,000,000	Elevation CLO 2017-7 Ltd. Series 2017-7A, Class C ^~	2.1750	7/15/2030	Quarterly US LIBOR	+1.90%	942,228
17,897	Equity One Mortgage Pass-Through Trust 2002-5 <	5.8030	11/25/2032			18,722
222,165	Finance America Mortgage Loan Trust 2004-2 ~	1.1466	8/25/2034	Monthly US LIBOR	+0.98%	211,851
37,209	Finance America Mortgage Loan Trust 2004-2 ~	2.2716	8/25/2034	Monthly US LIBOR	+2.10%	35,159
28,803	First Franklin Mortgage Loan Trust 2002-FF1 ~	1.2960	4/25/2032	Monthly US LIBOR	+1.13%	28,403
1,000,000	Fortress Credit BSL IV Ltd. Series 2017-1A, Class C ^~	2.7445	10/26/2029	Quarterly US LIBOR	+2.50%	986,602
1,000,000	Halcyon Loan Advisors Funding 2015-1 Ltd. Series 2015-1A, Class CR ^~	2.2718	4/20/2027	Quarterly US LIBOR	+2.00%	977,496
1,500,000	Halcyon Loan Advisors Funding 2015-2 Ltd. Series 2015-2A, Class E ^~	5.9445	7/25/2027	Quarterly US LIBOR	+5.70%	890,694
2,065,874	Halcyon Loan Advisors Funding 2015-3 Ltd. Series 2015-3A, Class D ^~	6.2218	10/18/2027	Quarterly US LIBOR	+5.95%	1,251,973
2,000,000	Jamestown CLO V Ltd. Series 2014-5A, Class E ^~	5.3729	1/17/2027	Quarterly US LIBOR	+5.10%	1,188,378
1,000,000	KVK CLO 2016-1 Ltd. Series 2016-1A, Class B ^~	2.5250	1/15/2029	Quarterly US LIBOR	+2.25%	989,777
500,000	KVK CLO 2018-1 Ltd. Series 2018-1A, Class B ^~	2.0266	5/20/2029	Quarterly US LIBOR	+1.65%	486,556
52,125	Long Beach Mortgage Loan Trust 2003-2 ~	3.0216	6/25/2033	Monthly US LIBOR	+2.85%	50,982
15,226	Long Beach Mortgage Loan Trust 2004-1 ~	0.9966	2/25/2034	Monthly US LIBOR	+0.83%	15,176
2,400,000	Man GLG US CLO Series 2018-1A, Class BR ^~	2.2417	4/22/2030	Quarterly US LIBOR	+1.97%	2,286,802
2,037,230	Marathon CLO V Ltd. Series 2013-5A, Class DR ^~	6.1241	11/21/2027	Quarterly US LIBOR	+5.75%	941,655
108,800	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC7 ~	1.8966	7/25/2034	Monthly US LIBOR	+1.73%	105,969
2,499,044	Oaktree CLO 2014-1 Series 2014-1A, Class DR ^~	6.7335	5/13/2029	Quarterly US LIBOR	+6.30%	1,436,381
215,578	RAMP Series 2002-RS3 Trust ~	1.1466	6/25/2032	Monthly US LIBOR	+0.98%	200,929
2,000,000	Sound Point CLO II Ltd. Series 2013-1A, Class A3R ^~	2.0945	1/26/2031	Quarterly US LIBOR	+1.85%	1,865,938
102,958	Specialty Underwriting & Residential Finance Trust Series 2004-BC4 ~	1.3716	10/25/2035	Monthly US LIBOR	+1.20%	99,873
520,000	Steele Creek CLO 2014-1 Ltd. Series 2014-1RA, Class B ^~	1.7714	4/21/2031	Quarterly US LIBOR	+1.50%	491,490
37,442	Structured Asset Investment Loan Trust 2004-7 ~	1.2966	8/25/2034	Monthly US LIBOR	+1.13%	37,268
109,279	Structured Asset Securities Corp. 2005-WF1 ~	2.0766	2/25/2035	Monthly US LIBOR	+1.91%	99,980
89,566	Structured Asset Securities Corp. 2005-WF1 ~	2.2266	2/25/2035	Monthly US LIBOR	+2.06%	82,525
2,000,000	Tralee CLO V Ltd. Series 2018-5A, Class C ^~	2.4717	10/20/2028	Quarterly US LIBOR	+2.20%	1,920,606
2,031,592	Venture XVI CLO Ltd. Series 2014-16A, Class ERR ^~	5.3050	1/15/2028	Quarterly US LIBOR	+5.03%	1,100,277
1,837,733	Zais CLO 1 Ltd. Series 2014-1A, Class BR ^~	2.8750	4/15/2028	Quarterly US LIBOR	+2.60%	1,472,481
1,380,000	Zais CLO 5 Ltd. Series 2016-2A, Class A2 ^~	2.6750	10/15/2028	Quarterly US LIBOR	+2.40%	1,371,768
						31,301,974
	PHARMACEUTICALS - 0.2%
500,000	Zoetis, Inc.	3.4500	11/13/2020			503,024

	PIPELINES - 0.7%
300,000	DCP Midstream Operating LP #^	5.8500	5/21/2043	Quarterly US LIBOR	+3.85%	229,289
1,213,000	Plains All American Pipeline LP / PAA Finance Corp.	5.0000	2/1/2021			1,222,083
						1,451,372
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 0.6%
150,000	American Tower Trust #1 ^	3.0700	3/15/2023			154,454
1,115,000	SBA Tower Trust ^	3.7220	4/11/2023			1,159,661
						1,314,115
Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 74.7% (Continued)
	RETAIL - 1.8%
$ 3,630,000	Penske Automotive Group, Inc.	3.7500	8/15/2020			$ 3,643,104

	TELECOMMUNICATIONS - 3.0%
4,647,000	Sprint Communications, Inc.	7.0000	8/15/2020			4,661,592
1,307,188	Sprint Spectrum Co. LLC ^	3.3600	9/20/2021			1,325,573
						5,987,165
	TOTAL BONDS & NOTES (Cost $169,002,466)					150,874,473

Shares

	PREFERRED STOCKS - 0.6%
	BANKS - 0.6%
7,400	Citigroup, Inc. #	6.8750		Quarterly US LIBOR	+4.13%	207,200
40,000	Citigroup, Inc. #	7.1250		Quarterly US LIBOR	+4.04%	1,135,600
	TOTAL PREFERRED STOCKS (Cost $1,342,770)					1,342,800

Par Value

	TERM LOANS - 6.1%
$ 2,940,903	Aramark Services, Inc.	3.7935	3/28/2024			2,810,768
719,048	Cedar Fair LP	1.9283	4/13/2024			685,008
995,000	Diamond Sports Group LLC	5.0800	7/18/2026			800,975
4,434,280	Jacobs Douwe Egberts International BV	4.0625	10/23/2025			4,375,171
3,943,939	United Airlines, Inc.	3.2322	4/1/2024			3,572,794
	TOTAL TERM LOANS (Cost $12,965,466)					12,244,716

Contracts ***		Counterparty	Expiration Date	Exercise Price	Notional Value

	CALL OPTIONS PURCHASED - 0.1%
40	US Treasury Long Bond Future	Interactive Broker	8/24/2020	$180	$ 720,000	116,250
	TOTAL CALL OPTIONS PURCHASED (Cost $70,000)					116,250

	TOTAL INVESTMENTS - 86.7% (Cost $193,800,975)					$ 174,951,465
	OTHER ASSETS LESS LIABILITIES - 13.3%					26,895,004
	TOTAL NET ASSETS - 100.0%					$ 201,846,469

CLO - Collateralized Loan Obligation
CMO - Collateralized Mortgage Obligation
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduits
USSW5 - US 5 Year Swap Rate
* Interest Only Securities
# Variable Rate Security; the rate shown represents the rate as of July 31, 2020.
~ Floating Rate Security; the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 21.80% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
< STEP Securities
+ Fair valued determined using Level 3 measurements. As of July 31, 2020 fair valued securities had a market value of $843,223 and represented 0.42% of Total Net Assets.
** Represents less than 0.1%
*** Each contract is equivalent to 100 shares of the underlying common stock.

Anfield Universal Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

FUTURES CONTRACTS

Number of Contracts						Unrealized
		Counterparty		Notional Value ****		Appreciation
	LONG FUTURES CONTRACTS
200	US 10 Year Treasury Note Future September 2020	Interactive Brokers		$ 28,015,600		$ 280,444
60	US Long Bond Future September 2020	Interactive Brokers		10,936,860		323,735
		Net Unrealized Appreciation on Futures Contracts				$ 604,179

**** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2020

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend, as needed, valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2020, for the Fund’s assets and liabilities measured at fair value:

Assets
Security Classifications *	Level 1	Level 2	Level 3	Total
Closed End Fund	$ 180,354	$ -	$ -	$ 180,354
Exchange Traded Fund	365,716	-	-	365,716
Mutual Funds	9,827,156	-	-	9,827,156
Bonds & Notes	-	150,031,250	843,223	150,874,473
Preferred Stocks	1,342,800	-	-	1,342,800
Term Loans	-	12,244,716	-	12,244,716
Call Options Purchased	116,250	-	-	116,250
Derivatives
Futures Contracts**	604,179	-	-	604,179
Total	$ 12,436,455	$ 162,275,966	$ 843,223	$ 175,555,644

* Refer to the Schedule of Investments for classifications.
** Net appreciation of futures contracts is reported in the above table.

Anfield Universal Fixed Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

The following is a reconciliation of assets in which level 3 inputs were used in determining value of the security Carter Holt Harvey:
	Bonds & Notes	Total
Beginning Balance 11/1/2019	$ 801,660	$ 801,660
Total realized gain (loss)	-	-
Unrealized Appreciation	29,488	29,488
Cost of Purchases	-	-
Proceeds from Sales	-	-
Amortization	12,075	12,075
Net transfers in/out of level 3	-	-
Ending Balance 7/31/2020	$ 843,223	$ 843,223

Fair Value at July 31, 2020	Valuation Techniques	Unobservable Input	Impact to Valuation
$108.80	Spread to comparable security adjusted for a fixed spread as of the last trade date.	720 basis point spread to comparable security with a rate of 4.625%.	These inputs included the discount rate or yield and the term to maturity used. Significant increases (decreases) in the discount rate or yield and expected term to redemption would have a direct and proportional impact to fair value.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of July 31, 2020, the amount of unrealized appreciation on option contracts purchased subject to interest rate risk amounted to $46,250 for the Anfield Universal Fixed Income Fund. As of July 31, 2020, the amount of realized loss on option contracts purchased subject to equity risk amounted to $2,660. The amount of realized gain on option contracts purchased subject to interest rate risk amounted to $24,922.

Futures Contracts - The Fund is subject to commodity risk and index risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of July 31, 2020, the amount of realized gain on futures contracts subject to equity risk and interest rate risk amounted to $21,113 and $6,842,086 for the Anfield Universal Fixed Income Fund, respectively.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at July 31, 2020, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
	$ 193,541,241	$ 5,275,208	$ (23,864,984)	$ (18,589,776)